Financial Obligations - Schedule of Financial Obligations (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Short -term promissory notes
Total		S/ 1,493,191	S/ 1,573,026
Maturity, Current		458,346	383,146
Maturity, Non-current		1,034,845	1,189,880
Total maturity		1,493,191	1,573,026
Short -term promissory notes [Member]
Short -term promissory notes
Short -term promissory notes, Current		303,200	228,000
Senior notes [Member]
Short -term promissory notes
Long-term promissory notes, Non current		569,303	569,192
Short and long-term Corporate Loan [Member]
Short -term promissory notes
Short and long-term Corporate Loan		S/ 620,688	775,834
January 13, 2025 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.51%
Maturity		January 13, 2025
Short -term promissory notes, Current		S/ 38,000
January 16, 2025 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.51%
Maturity		January 16, 2025
Short -term promissory notes, Current		S/ 38,000
February 21, 2025 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.35%
Maturity		February 21, 2025
Short -term promissory notes, Current		S/ 38,000
March 10, 2025 [Member] | Scotiabank [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		5.94%
Maturity		March 10, 2025
Short -term promissory notes, Current		S/ 37,200
November 17, 2025 [Member] | Banco GNB Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.88%
Maturity		November 17, 2025
Short -term promissory notes, Current		S/ 38,000
November 24, 2025 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.85%
Maturity		November 24, 2025
Short -term promissory notes, Current		S/ 38,000
December 5, 2025 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		4.85%
Maturity		December 5, 2025
Short -term promissory notes, Current		S/ 76,000
January 22, 2024 [Member] | Banco de Crédito del Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	9.44%
Maturity	[1]	January 22, 2024
Short -term promissory notes, Current	[1]		38,000
January 19, 2024 [Member]] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	9.78%
Maturity	[1]	January 19, 2024
Short -term promissory notes, Current	[1]		38,000
March 15, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	8.83%
Maturity	[1]	March 15, 2024
Short -term promissory notes, Current	[1]		19,000
March 15, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		8.83%
Maturity		March 15, 2024
Short -term promissory notes, Current			19,000
December 12, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	6.98%
Maturity	[1]	December 12, 2024
Short -term promissory notes, Current	[1]		25,300
December 12, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.98%
Maturity		December 12, 2024
Short -term promissory notes, Current			25,300
December 12, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	6.98%
Maturity	[1]	December 12, 2024
Short -term promissory notes, Current	[1]		25,400
November 22, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency	[1]	S/
Nominal interest rate	[1]	7.32%
Maturity	[1]	November 22, 2024
Short -term promissory notes, Current	[1]		19,000
November 22, 2024 [Member] | BBVA Perú [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		7.32%
Maturity		November 22, 2024
Short -term promissory notes, Current			19,000
February 1, 2029 [Member] | Senior notes [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.69%
Maturity		February 1, 2029
Long-term promissory notes, Non current		S/ 259,748	259,686
February 1, 2034 [Member] | Senior notes [Member]
Short -term promissory notes
Currency		S/
Nominal interest rate		6.84%
Maturity		February 1, 2034
Long-term promissory notes, Non current		S/ 309,555	309,506
December 1,2028 [Member] | Banco de Crédito del Perú [Member] | Short and long-term Corporate Loan [Member]
Short -term promissory notes
Currency	[2]	S/
Nominal interest rate	[2]	5.82%
Maturity	[2]	December 1,2028
Short and long-term Corporate Loan	[2]	S/ 310,344	387,917
December 1,2028 [Member] | Scotiabank [Member] | Short and long-term Corporate Loan [Member]
Short -term promissory notes
Currency	[2]	S/
Nominal interest rate	[2]	5.82%
Maturity	[2]	December 1,2028
Short and long-term Corporate Loan	[2]	S/ 310,344	S/ 387,917

[1]	Senior Notes - (b.1) Senior Notes in Soles On January 31, 2019, senior notes were issued for: i) S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; ii) S/310,000,000 at a rate of 6.844 percent per year and maturity of 15 years. The Senior Notes in soles issued in 2019 are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C. (b.2) Financial covenants The corporate bond contracts have the following covenants limiting the incurring of indebtedness for the Company and its collateral subsidiaries, which are measured prior to the following transactions: issuance of debt or equity instruments, merger with another company or disposition or rental . of significant assets. The agreements are the following: - A fixed charge covenant ratio of at least 2.5 to 1. - A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1. As of December 31, 2024 and 2023, these covenants have not been activated because no situation has occurred that requires their measurement, as indicated in the previous paragraph. For the years ended December 31, 2024, 2023 and 2022, senior notes generated interest that has been recognized in the consolidated statement of profit or loss for S/38,603,000, S/38,690,000 and S/60,225,000, respectively, see note 21.
[2]	Medium-term Corporate Loan under “Club Deal” modality: On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that allowed the payment of all the financial obligations that the Company maintains with a maturity until February 2023. The loan conditions include a grace / availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which was in February 2023. Since that date, the loan will be paid in 22 equal quarterly installments and has an annual interest rate of 5.82 percent. As part of the loan conditions, the Company assumed the following obligations: I. Comply with the following financial covenants: a. Debt Ratio (Financial Debt / EBITDA) <= 3.50x b. Debt Service Coverage Ratio (FCSD / SD) >= 1.15x c. Debt Service Coverage Ratio (EBITDA / SD) >= 1.50x These financial safeguards will be calculated and verified at the end of each calendar quarter, considering the information of the consolidated financial statements of the Company for the last 12 months, prepared in accordance with IFRS. As of December 31, 2024 and 2023, the Company complies with the ratios contained in the conditions of the Club Deal and corporate bonds and has certain do’s and don’ts obligations that it has been complying with to date.